FINANCIAL INSTRUMENTS AND CAPITAL MANAGEMENT - Disclosure of carrying value of financial assets and liabilities (Details) - CAD ($)	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
FVTPL
Cash and cash equivalents	$ 6,747,986	$ 11,627,913	$ 19,760,015	$ 799,929
Amortized cost
Accounts payable and accrued liabilities	207,307	1,404,561
FVTPL [Member]
FVTPL
Cash	6,661,736	11,541,663
Guaranteed investment certificate	86,250	86,250
Cash and cash equivalents	6,747,986	11,627,913
Amortized cost [Member]
Amortized cost
Accounts payable and accrued liabilities	$ 207,307	$ 1,404,561